Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Unrealized losses recognized for effective portion	$ (247)	$ (506)	$ 145
Losses transfer to statements of operations	319	202	(36)
Total	$ 72